Note 9 - Income Taxes (Details Textual)	12 Months Ended
Mar. 31, 2021
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2018 2019 2020
State and Local Jurisdiction [Member]
Open Tax Year	2017 2018 2019 2020